Per share amounts	12 Months Ended
Mar. 31, 2018
Per share amounts

26. Per share amounts:

Reconciliations of the differences between basic and diluted net income attributable to Toyota Motor Corporation per common share for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Toyota Motor Corporation	Weighted- average common shares	Net income attributable to Toyota Motor Corporation per common share
For the year ended March 31, 2016
Net income attributable to Toyota Motor Corporation	2,312,694
Accretion to Mezzanine equity	(3,638)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(2,449)

Basic net income attributable to Toyota Motor Corporation per common share	2,306,607	3,111,306	741.36
Effect of dilutive securities
Model AA Class Shares	6,087	32,429
Assumed exercise of dilutive stock options	(21)	1,212

Diluted net income attributable to Toyota Motor Corporation per common share	2,312,673	3,144,947	735.36

For the year ended March 31, 2017
Net income attributable to Toyota Motor Corporation	1,831,109
Accretion to Mezzanine equity	(4,849)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(4,946)

Basic net income attributable to Toyota Motor Corporation per common share	1,821,314	3,008,088	605.47
Effect of dilutive securities
Model AA Class Shares	9,795	47,100
Assumed exercise of dilutive stock options	(6)	638

Diluted net income attributable to Toyota Motor Corporation per common share	1,831,103	3,055,826	599.22

For the year ended March 31, 2018
Net income attributable to Toyota Motor Corporation	2,493,983
Accretion to Mezzanine equity	(4,849)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(7,442)

Basic net income attributable to Toyota Motor Corporation per common share	2,481,692	2,947,365	842.00
Effect of dilutive securities
Model AA Class Shares	12,291	47,100
Assumed exercise of dilutive stock options	(4)	301

Diluted net income attributable to Toyota Motor Corporation per common share	2,493,979	2,994,766	832.78

In addition to the disclosure requirements under U.S.GAAP, Toyota discloses the information below in order to provide financial statements users with valuable information.

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2017 and 2018. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen
	Toyota Motor Corporation shareholders’ equity	Common shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation shareholders’ equity per share
As of March 31, 2017	17,514,812	2,974,723	5,887.88
As of March 31, 2018	18,735,982	2,909,924	6,438.65